UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
REGISTERED MANAGEMENT COMPANY

Investment Company Act file number: 811-3916

Name of Registrant: Vanguard Tax-Managed Funds

Address of Registrant:

P.O. Box 2600
Valley Forge, PA 19482

Name and address of agent for service:

Heidi Stam, Esquire
P.O. Box 876
Valley Forge, PA 19482

Date of fiscal year end: January 31

Date of reporting period: April 30, 2010

Item 1: Schedule of Investments

Vanguard Precious Metals and Mining Fund

Schedule of Investments

As of April 30, 2010

			Market
			Value
		Shares	($000)
	Common Stocks (98.6%)
	Australia (19.6%)
	Sims Metal Management Ltd.	9,716,041	182,642
	*,1 Iluka Resources Ltd.	41,783,827	177,926
*	Aquila Resources Ltd.	13,890,164	129,557
	BHP Billiton Ltd.	2,700,000	98,702
*	OZ Minerals Ltd.	51,000,000	53,682
	*,1 St. Barbara Ltd.	195,024,246	48,559
1	Panoramic Resources Ltd.	19,700,000	45,180
	*,1 Resolute Mining Ltd.	41,732,759	44,490
	Lihir Gold Ltd.	12,000,000	42,406
	*,1 Apex Minerals NL	260,000,000	4,784
*	MIL Resources Ltd.	1,678,671	54
			827,982
	Canada (18.4%)
	*,1 Centerra Gold Inc.	16,000,000	179,720
1	Sherritt International Corp.	19,175,000	149,126
	*,1 Harry Winston Diamond Corp.	9,750,000	107,214
*	Eldorado Gold Corp.	5,250,000	80,626
*,1,
	2 Nevsun Resources Ltd. Private Placement	25,500,000	67,779
	First Quantum Minerals Ltd.	700,000	53,709
	Franco-Nevada Corp.	1,850,000	53,326
	*,1 Nevsun Resources Ltd.	13,000,000	38,393
*	Minefinders Corp.	2,800,000	28,168
*	SEMAFO Inc.	3,000,000	19,138
*	Claude Resources Inc.	2,650,000	3,445
			780,644
	France (11.9%)
	Eramet	716,626	258,612
	^,1 Imerys SA	4,056,000	247,256
			505,868

	Germany (2.8%)
^	K&S AG		2,040,000	117,318

	Indonesia (0.2%)
	International Nickel Indonesia Tbk PT		17,500,000	9,501

	Ireland (0.1%)
*	Kenmare Resources PLC		13,627,035	2,749

	Papua New Guinea (0.0%)
*	Bougainville Copper Ltd.		2,000,000	1,152

	Peru (0.5%)
	Cia de Minas Buenaventura SA ADR		600,000	19,734

	Singapore (3.6%)
	Noble Group Ltd.		69,999,052	151,820

	South Africa (11.2%)
	Impala Platinum Holdings Ltd. ADR		9,100,000	258,440
	Anglo Platinum Ltd. ADR		1,250,000	137,500
	Northam Platinum Ltd.		11,200,000	78,956
				474,896
	United Kingdom (20.8%)
	*,1 Lonmin PLC		10,391,666	300,224
	Johnson Matthey PLC		9,700,000	257,972
1	Hochschild Mining PLC		34,000,000	129,052
	Petropavlovsk PLC		5,500,000	98,260
	Vedanta Resources PLC		1,700,000	64,985
	Eurasian Natural Resources Corp. PLC		1,200,000	22,248
*	Gem Diamonds Ltd.		1,800,000	7,959
*	Mwana Africa PLC		9,880,219	1,572
*	Gemfields PLC		3,333,333	251
*	Zambezi Resources Ltd.		4,895,833	127
				882,650
	United States (9.5%)
	Newmont Mining Corp.		3,000,000	168,240
1	AMCOL International Corp.		3,030,000	87,082
	Schnitzer Steel Industries Inc.		1,550,000	83,700
	*,1 Anatolia Minerals Development Ltd.		9,132,700	42,346
	Minerals Technologies Inc.		250,000	14,425
	Peabody Energy Corp.		100,000	4,672
				400,465
	Total Common Stocks (Cost $3,547,918)			4,174,779
	Precious Metals (0.1%)
*	Platinum Bullion (In Troy Ounces)		2,009	3,489
	Total Precious Metals (Cost $1,212)			3,489
				Market
				Value
		Coupon	Shares	($000)
	Temporary Cash Investment (10.4%)
	Money Market Fund (10.4%)
	[3,4] Vanguard Market Liquidity Fund (Cost
	$442,554)	0.210%	442,553,683	442,554
	Total Investments (109.1%) (Cost $3,991,684)			4,620,822
	Other Assets and Liabilities-Net (-9.1%)[4]			(386,529)
	Net Assets (100%)			4,234,293

* Non-income-producing security.
^ Part of security position is on loan to broker-dealers. The total value of securities on loan is $343,876,000.
1 Considered an affiliated company of the fund as the fund owns more than 5% of the outstanding voting securities of such company.
2 Restricted security represents 1.6% of net assets.
3 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by
Vanguard. Rate shown is the 7-day yield.
4 Includes $372,100,000 of collateral received for securities on loan.
ADR—American Depositary Receipt.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued at their fair values calculated according to procedures adopted by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the fund's pricing time. When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities. Precious metals are valued at the mean of the latest quoted bid and asked prices. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.

B. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund's pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).

Precious Metals and Mining Fund

C. Certain of the fund's investments are in companies that are considered to be affiliated companies of the fund because the fund owns more than 5% of the outstanding voting securities of the company. Transactions during the period in securities of these companies were as follows:

		Current Period Transactions
	January 31,		Proceeds
	2010		From		April 30, 2010
	Market	Purchases	Securities	Dividend	Market
	Value	at Cost	Sold	Income	Value
	($000)	($000)	($000)	($000)	($000)
AMCOL International Corp.	76,144	-	-	545	87,082
Anatolia Minerals
Development Ltd.	-	39,396	-	-	42,346
Apex Minerals NL	7,085	-	-	-	4,784
Centerra Gold Inc.	162,058	-	-	-	179,720
Harry Winston Diamond
Corp.	83,200	7,015	-	-	107,214
Hochschild Mining PLC	135,378	10,707	-	684	129,052
Iluka Resources Ltd.	121,198	-	-	-	177,926
Imerys SA	224,312	-	-	-	247,256
Johnson Matthey PLC	262,966	-	38,600	-	NA¹
Lonmin PLC	297,263	-	-	-	300,224
Nevsun Resources Ltd.
Private Placement	-	54,978	-	-	67,779
Nevsun Resources Ltd.	24,924	-	-	-	38,393
Panoramic Resources Ltd.	31,730	-	-	1,781	45,180
Petropavlovsk PLC	131,813	-	54,598	603	NA¹
Resolute Mining Ltd.	32,015	4,890	-	-	44,490
Sherritt International Corp.	98,625	15,775	-	643	149,126
St. Barbara Ltd.	39,500	3,641	-	-	48,559
	1,728,211			4,256	1,669,131

1 Not applicable - At April 30, 2010, the security was still held but the issuer was no longer an affiliated company of the fund.

Precious Metals and Mining Fund

D. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

The following table summarizes the fund's investments as of April 30, 2010, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Common Stocks – North America	1,113,330	—	67,779
Common Stocks - Other	415,674	2,577,996	—
Precious Metals	3,489	—	—
Temporary Cash Investments	442,554	—	—
Total	1,975,047	2,577,996	67,779

The following table summarizes changes in investments valued based on Level 3 inputs during the period ended April 30, 2010:

Investments in
Common Stock –
North America
Amount Valued Based on Level 3 Inputs	($000)
Balance as of January 31, 2010	98
Total Purchases	54,978
Total Sales	(1,326)
Change in Unrealized Appreciation (Depreciation)	14,029
Balance as of April 30, 2010	67,779

E. At April 30, 2010, the cost of investment securities for tax purposes was $4,062,827,000. Net unrealized appreciation of investment securities for tax purposes was $557,995,000, consisting of unrealized gains of $962,650,000 on securities that had risen in value since their purchase and $404,655,000 in unrealized losses on securities that had fallen in value since their purchase.

Vanguard Health Care Fund

Schedule of Investments
As of April 30, 2010

			Market
			Value
		Shares	($000)
Common Stocks (89.8%)
United States (67.5%)
Biotechnology (8.6%)
*	Amgen Inc.	8,838,455	506,974
*,1 Cephalon Inc.		5,464,502	350,821
*	Genzyme Corp.	5,369,340	285,864
*,1 OSI Pharmaceuticals Inc.		3,290,873	193,075
*	Biogen Idec Inc.	2,470,000	131,527
*	Vertex Pharmaceuticals Inc.	1,593,800	61,792
*	Gilead Sciences Inc.	1,500,000	59,505
*	Amylin Pharmaceuticals Inc.	1,557,200	32,141
*	Ironwood Pharmaceuticals Inc.	2,000,000	25,840
*	Onyx Pharmaceuticals Inc.	807,200	23,304
*	Cubist Pharmaceuticals Inc.	586,542	13,150
*	United Therapeutics Corp.	222,000	12,629
			1,696,622
Chemicals (1.0%)
	Sigma-Aldrich Corp.	3,480,000	206,364

Food & Staples Retailing (2.0%)
	Walgreen Co.	11,300,000	397,195

Food Products (0.4%)
	Mead Johnson Nutrition Co.	1,621,937	83,708

Health Care Equipment & Supplies (8.8%)
*	St. Jude Medical Inc.	8,910,900	363,743
	Medtronic Inc.	6,814,900	297,743
	Becton Dickinson and Co.	3,402,500	259,849
	Beckman Coulter Inc.	2,511,784	156,735
	Baxter International Inc.	3,300,000	155,826
*	Boston Scientific Corp.	20,200,000	138,976
	DENTSPLY International Inc.	2,485,400	91,065
*	CareFusion Corp.	3,268,354	90,141
*	Hospira Inc.	1,395,070	75,041
	Covidien PLC	1,150,000	55,188
*	Zimmer Holdings Inc.	500,000	30,455
	STERIS Corp.	803,083	26,727
			1,741,489
Health Care Providers & Services (19.2%)
	McKesson Corp.	11,189,900	725,217
	UnitedHealth Group Inc.	18,885,100	572,407
*	WellPoint Inc.	6,702,400	360,589
	Quest Diagnostics Inc.	5,785,400	330,694
*	Humana Inc.	7,060,094	322,788
	CIGNA Corp.	7,810,600	250,408
	Cardinal Health Inc.	6,536,708	226,758
*	Laboratory Corp. of America Holdings	2,731,360	214,603
*,1 Coventry Health Care Inc.		8,957,500	212,651
	Universal Health Services Inc. Class B	4,320,800	160,388

*,1 Health Management Associates Inc. Class A	15,756,900	146,854
* Health Net Inc.	4,663,458	102,689
Owens & Minor Inc.	3,000,000	94,350
Aetna Inc.	2,050,000	60,578
* DaVita Inc.	304,600	19,016
* WellCare Health Plans Inc.	449,000	12,855
		3,812,845
Health Care Technology (1.3%)
* Cerner Corp.	3,150,000	267,467

Household Products (0.1%)
* Energizer Holdings Inc.	337,300	20,609

Life Sciences Tools & Services (0.4%)
*,1 Parexel International Corp.	2,940,400	69,335

Machinery (0.4%)
Pall Corp.	2,104,600	82,058

Pharmaceuticals (25.3%)
Merck & Co. Inc.	33,830,248	1,185,412
*,1 Forest Laboratories Inc.	29,933,000	815,974
Pfizer Inc.	43,959,788	735,008
Eli Lilly & Co.	19,879,900	695,200
Abbott Laboratories	13,300,000	680,428
Johnson & Johnson	5,800,000	372,940
Bristol-Myers Squibb Co.	9,078,361	229,592
Perrigo Co.	3,609,100	220,263
* Watson Pharmaceuticals Inc.	1,900,000	81,358
* Warner Chilcott PLC Class A	232,200	6,585
		5,022,760
Total United States		13,400,452
International (22.3%)
Belgium (0.3%)
^ UCB SA	1,644,146	63,689

Denmark (0.3%)
Novo Nordisk A/S Class B	700,000	57,595

France (2.8%)
Sanofi-Aventis SA	7,126,233	486,142
Ipsen SA	1,400,000	66,878
		553,020
Germany (0.6%)
^ Bayer AG	1,394,656	89,087
^ Fresenius Medical Care AG & Co. KGaA	611,950	33,133
		122,220
Ireland (0.3%)
* Elan Corp. PLC ADR	8,262,700	55,525

Japan (9.1%)
Astellas Pharma Inc.	14,265,700	499,513
Takeda Pharmaceutical Co. Ltd.	9,249,900	397,148
Eisai Co. Ltd.	8,493,700	290,302
Daiichi Sankyo Co. Ltd.	12,251,500	212,911
Shionogi & Co. Ltd.	10,126,000	182,793

Mitsubishi Tanabe Pharma Corp.			6,850,000	90,632
Chugai Pharmaceutical Co. Ltd.			4,101,800	74,209
Ono Pharmaceutical Co. Ltd.			960,000	39,767
Terumo Corp.			200,000	10,189
				1,797,464
Switzerland (5.2%)
Roche Holding AG			4,113,977	649,552
Novartis AG			6,169,880	314,570
Roche Holding AG (Bearer)			464,320	75,670
				1,039,792
United Kingdom (3.7%)
AstraZeneca PLC			14,881,500	657,567
GlaxoSmithKline PLC ADR			2,042,381	76,160
				733,727
Total International				4,423,032
Total Common Stocks (Cost $12,924,517)				17,823,484
	Coupon
Temporary Cash Investments (11.2%)
Money Market Fund (1.0%)
[2,3] Vanguard Market Liquidity Fund	0.210%		197,985,000	197,985

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Commercial Paper (2.0%)
General Electric Capital Corp.	0.270%	7/19/10	200,000	199,877
General Electric Capital Services Inc.	0.180%	5/3/10	200,000	199,997
				399,874
Repurchase Agreements (6.9%)
Bank of America Securities, LLC
(Dated 4/30/10, Repurchase Value
$557,409,000, collateralized by Federal
Home Loan Mortgage Corp. 2.704%-
5.956%, 11/1/34-11/1/38 and Federal
National Mortgage Assn. 1.745%-6.327%,
11/1/15-6/1/46	0.200%	5/3/10	557,400	557,400
Barclays Capital Inc.
(Dated 4/30/10, Repurchase Value
$815,914,000, collateralized by U.S.
Treasury Note 2.375%-3.250%, 10/31/14-
12/31/16)	0.200%	5/3/10	815,900	815,900
				1,373,300
U.S. Government and Agency Obligations (1.3%)
4 Fannie Mae Discount Notes	0.180%	5/25/10	250,000	249,980
Total Temporary Cash Investments (Cost $2,221,135)				2,221,139
Total Investments (101.0%) (Cost $15,145,652)				20,044,623
Other Assets and Liabilities-Net (-1.0%)[2]				(207,558)
Net Assets (100%)				19,837,065

* Non-income-producing security.
^ Part of security position is on loan to broker-dealers. The total value of securities on loan is $183,471,000.
1 Considered an affiliated company of the fund as the fund owns more than 5% of the outstanding voting securities of such company.
2 Includes $197,985,000 of collateral received for securities on loan.

3 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by
Vanguard. Rate shown is the 7-day yield.
4 The issuer operates under a congressional charter; its securities are not backed by the full faith and credit of the
U.S. government.
ADR—American Depositary Receipt.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued at their fair values calculated according to procedures adopted by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the fund's pricing time. When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value. Temporary cash investments acquired over 60 days to maturity are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value.

B. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund's pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).

C. Certain of the fund's investments are in companies that are considered to be affiliated companies of the fund because the fund owns more than 5% of the outstanding voting securities of the company. Transactions during the period in securities of these companies were as follows:

		Current Period Transactions
	January 31,		Proceeds		April 30,
	2010		From		2010
	Market	Purchases	Securities	Dividend	Market
	Value	at Cost	Sold	Income	Value
	($000)	($000)	($000)	($000)	($000)
Cephalon Inc.	348,854	-	-	-	350,821
Coventry Health Care Inc.	204,948	-	-	-	212,651
Forest Laboratories Inc.	893,142	-	5,971	-	815,974
Health Management
Associates Inc. Class A	104,626	-	-	-	146,854
OSI Pharmaceuticals Inc.	131,435	-	31,153	-	193,075
Parexel International Corp.	60,735	-	4,625	-	69,335
	1,743,740				1,788,710

D. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

The following table summarizes the fund's investments as of April 30, 2010, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Common Stocks – United States	13,400,452	—	—
Common Stocks - International	131,685	4,291,347	—
Temporary Cash Investments	197,985	2,023,154	—
Total	13,730,122	6,314,501	—

E. At April 30, 2010, the cost of investment securities for tax purposes was $15,145,652,000. Net unrealized appreciation of investment securities for tax purposes was $4,898,971,000, consisting of unrealized gains of $6,001,888,000 on securities that had risen in value since their purchase and $1,102,917,000 in unrealized losses on securities that had fallen in value since their purchase.

Vanguard Dividend Growth Fund

Schedule of Investments
As of April 30, 2010

		Market
		Value
	Shares	($000)
Common Stocks (95.2%)
Consumer Discretionary (8.9%)
Lowe's Cos. Inc.	2,490,790	67,550
McDonald's Corp.	931,020	65,721
Staples Inc.	2,706,870	63,693
Walt Disney Co.	1,562,730	57,571
NIKE Inc. Class B	715,750	54,332
		308,867
Consumer Staples (15.2%)
Sysco Corp.	2,616,290	82,518
PepsiCo Inc.	1,196,940	78,065
Wal-Mart Stores Inc.	1,420,370	76,203
Procter & Gamble Co.	1,210,210	75,227
Walgreen Co.	1,857,480	65,290
Kimberly-Clark Corp.	847,710	51,931
Coca-Cola Co.	971,550	51,929
Colgate-Palmolive Co.	550,730	46,316
		527,479
Energy (13.0%)
BG Group PLC	5,627,429	95,119
ConocoPhillips	1,413,100	83,641
Chevron Corp.	1,015,960	82,740
Exxon Mobil Corp.	1,198,780	81,337
Schlumberger Ltd.	823,180	58,792
BP PLC ADR	899,910	46,930
		448,559
Financials (8.1%)
ACE Ltd.	1,449,740	77,112
Wells Fargo & Co.	2,130,510	70,541
Chubb Corp.	1,057,340	55,901
Marsh & McLennan Cos. Inc.	1,774,110	42,969
JPMorgan Chase & Co.	765,380	32,590
		279,113
Health Care (15.1%)
Johnson & Johnson	1,730,240	111,255
Cardinal Health Inc.	2,460,460	85,353
Pfizer Inc.	4,786,500	80,030
Medtronic Inc.	1,556,290	67,994
Eli Lilly & Co.	1,818,680	63,599
Abbott Laboratories	1,210,940	61,952
^ AstraZeneca PLC ADR	1,220,530	53,984
		524,167
Industrials (15.5%)
United Parcel Service Inc. Class B	1,467,450	101,459
Honeywell International Inc.	1,680,370	79,767
Lockheed Martin Corp.	922,240	78,289
General Dynamics Corp.	975,340	74,477
Waste Management Inc.	1,635,130	56,706
Emerson Electric Co.	1,065,920	55,673

United Technologies Corp.			674,500	50,554
Illinois Tool Works Inc.			790,500	40,395
				537,320
Information Technology (13.4%)
Automatic Data Processing Inc.			2,706,500	117,354
Western Union Co.			4,231,500	77,225
International Business Machines Corp.			592,790	76,470
Accenture PLC Class A			1,584,380	69,142
Microsoft Corp.			2,068,220	63,163
Linear Technology Corp.			1,990,710	59,841
				463,195
Materials (3.0%)
Praxair Inc.			801,840	67,170
Ecolab Inc.			738,160	36,052
				103,222
Telecommunication Services (1.5%)
AT&T Inc.			1,953,230	50,901

Utilities (1.5%)
Dominion Resources Inc.			1,232,070	51,501

Total Common Stocks (Cost $2,890,495)				3,294,324
				Market
				Value
	Coupon		Shares	($000)
Temporary Cash Investments (7.7%)
Money Market Fund (1.3%)
[1,2] Vanguard Market Liquidity Fund	0.210%		43,470,000	43,470

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Repurchase Agreement (6.4%)
Credit Suisse First Securities (USA) LLC
(Dated 4/30/10, Repurchase Value
$221,804,000, collateralized by Federal
Home Loan Mortgage Corp. 4.000%-
6.000%, 6/1/13-12/1/39)	0.200%	5/3/10	221,800	221,800

Total Temporary Cash Investments (Cost $265,270)				265,270
Total Investments (102.9%) (Cost $3,155,765)				3,559,594
Other Assets and Liabilities-Net (-2.9%)[2]				(99,778)
Net Assets (100%)				3,459,816

^ Part of security position is on loan to broker-dealers. The total value of securities on loan is $41,797,000.
1 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by
Vanguard. Rate shown is the 7-day yield.
2 Includes $43,470,000 of collateral received for securities on loan.
ADR—American Depositary Receipt.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest

Dividend Growth Fund

quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued at their fair values calculated according to procedures adopted by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the fund's pricing time. When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value. Temporary cash investments acquired over 60 days to maturity are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value.

B. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund's pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).

C. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

The following table summarizes the fund's investments as of April 30, 2010, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Common Stocks	3,199,205	95,119	-
Temporary Cash Investments	43,470	221,800	-
Total	3,242,675	316,919	-

D. At April 30, 2010, the cost of investment securities for tax purposes was $3,155,765,000. Net unrealized appreciation of investment securities for tax purposes was $403,829,000, consisting of unrealized gains of $425,225,000 on securities that had risen in value since their purchase and $21,396,000 in unrealized losses on securities that had fallen in value since their purchase.

Vanguard Energy Fund

Schedule of Investments
As of April 30, 2010

			Market
			Value
		Shares	($000)
Common Stocks (95.9%)[1]
United States (59.9%)
Electric Utilities (0.4%)
	Exelon Corp.	1,084,400	47,269

Energy Equipment & Services (11.8%)
	Halliburton Co.	13,433,132	411,725
	Baker Hughes Inc.	7,129,300	354,754
	Schlumberger Ltd.	4,799,864	342,806
*	Weatherford International Ltd.	9,410,200	170,419
*	SEACOR Holdings Inc.	849,208	71,478
	National Oilwell Varco Inc.	937,876	41,295
	Noble Corp.	67,872	2,680
*	Transocean Ltd.	32,406	2,348
*	Rowan Cos. Inc.	71,600	2,133
	Helmerich & Payne Inc.	49,700	2,019
	Diamond Offshore Drilling Inc.	24,800	1,962
	Patterson-UTI Energy Inc.	121,200	1,853
			1,405,472
Exchange-Traded Fund (0.5%)
^,2 Vanguard Energy ETF		663,000	58,191

Gas Utilities (2.0%)
	EQT Corp.	3,547,600	154,285
	Questar Corp.	1,800,718	86,345
			240,630
Oil, Gas & Consumable Fuels (45.2%)
	Exxon Mobil Corp.	11,390,498	772,845
	Occidental Petroleum Corp.	6,578,301	583,232
	Chevron Corp.	7,143,535	581,769
	EOG Resources Inc.	3,946,436	442,474
	ConocoPhillips	5,911,909	349,926
	Marathon Oil Corp.	8,626,491	277,342
	Noble Energy Inc.	3,432,300	262,228
	Hess Corp.	3,667,989	233,101
3	Cabot Oil & Gas Corp.	6,147,631	222,114
	Consol Energy Inc.	4,947,200	221,041
	Peabody Energy Corp.	3,794,000	177,256
*	Denbury Resources Inc.	8,785,444	168,241
	Anadarko Petroleum Corp.	2,687,460	167,053
	Devon Energy Corp.	1,982,907	133,509
*	Ultra Petroleum Corp.	2,784,936	133,036
	Valero Energy Corp.	5,986,742	124,464
	Chesapeake Energy Corp.	4,203,637	100,047
	Range Resources Corp.	1,770,300	84,550
*	Newfield Exploration Co.	1,190,903	69,299
	XTO Energy Inc.	1,424,445	67,690
*	Southwestern Energy Co.	1,478,800	58,679
	Arch Coal Inc.	1,410,926	38,095
*	Forest Oil Corp.	1,030,545	30,195

* Quicksilver Resources Inc.	2,167,473	30,063
* SandRidge Energy Inc.	3,024,400	22,713
* Plains Exploration & Production Co.	518,219	15,189
Apache Corp.	53,070	5,400
Williams Cos. Inc.	137,500	3,246
El Paso Corp.	218,600	2,645
Cimarex Energy Co.	36,900	2,512
		5,379,954
Total United States		7,131,516
International (36.0%)
Australia (1.9%)
BHP Billiton Ltd. ADR	3,118,500	226,996
Woodside Petroleum Ltd.	20,122	834
		227,830
Austria (0.7%)
OMV AG	2,468,936	88,222

Belgium (0.1%)
* Hansen Transmissions International NV	6,645,381	10,214

Brazil (2.4%)
Petroleo Brasileiro SA ADR	6,412,800	272,095
Petroleo Brasileiro SA Prior Pfd.	310,820	5,860
Petroleo Brasileiro SA	219,342	4,635
		282,590
Canada (9.9%)
Suncor Energy Inc.	8,007,612	273,620
Canadian Natural Resources Ltd.	3,275,259	251,998
Cenovus Energy Inc.	5,289,700	154,988
Husky Energy Inc.	4,765,900	134,701
EnCana Corp.	3,346,800	110,679
Imperial Oil Ltd.	1,457,377	61,210
Canadian Oil Sands Trust	1,894,475	57,349
Cameco Corp.	1,839,300	45,265
^ Penn West Energy Trust	2,120,121	42,551
Progress Energy Resources Corp.	2,558,643	30,654
Canadian Natural Resources Ltd.	82,439	6,349
EnCana Corp.	133,139	4,404
Cenovus Energy Inc.	143,439	4,218
Suncor Energy Inc.	122,584	4,193
TransCanada Corp.	28,996	1,023
Trican Well Service Ltd.	53,300	677
Talisman Energy Inc.	21,073	359
Enbridge Inc.	4,100	199
		1,184,437
China (1.8%)
PetroChina Co. Ltd. ADR	1,791,600	206,267
China Petroleum & Chemical Corp.	3,390,000	2,718
Yanzhou Coal Mining Co. Ltd.	926,000	2,576
CNOOC Ltd.	1,085,717	1,910
PetroChina Co. Ltd.	1,024,000	1,179
China Oilfield Services Ltd.	708,000	987
		215,637
France (2.3%)
Total SA ADR	4,631,900	251,883

Total SA	260,267	14,160
Technip SA	31,852	2,547
		268,590
Hungary (0.0%)
* MOL Hungarian Oil and Gas Nyrt.	21,980	2,226

India (1.3%)
Reliance Industries Ltd.	6,567,951	151,883
Oil & Natural Gas Corp. Ltd.	96,346	2,275
Bharat Petroleum Corp. Ltd.	138,059	1,608
		155,766
Indonesia (0.0%)
Tambang Batubara Bukit Asam Tbk PT	894,500	1,821
Indo Tambangraya Megah PT	372,000	1,592
		3,413
Italy (1.6%)
ENI SPA ADR	3,915,050	174,024
ENI SPA	355,201	7,939
Saipem SPA	72,530	2,708
		184,671
Japan (0.5%)
Inpex Corp.	7,727	54,376

Malaysia (0.0%)
Petronas Dagangan Bhd.	533,300	1,512

Netherlands (0.0%)
Fugro NV	32,417	2,110
Norway (1.3%)
*,^ Statoil ASA ADR	5,976,800	144,459
Statoil ASA	191,560	4,632
Seadrill Ltd.	100,150	2,523
		151,614
Poland (0.0%)
* Grupa Lotos SA	97,133	1,080

Russia (1.9%)
Gazprom OAO ADR	7,432,406	170,620
Rosneft Oil Co. GDR	5,809,669	46,494
Lukoil OAO ADR	79,913	4,495
Tatneft ADR	83,123	2,506
Surgutneftegaz ADR	162,440	1,537
Surgutneftegaz Prior Pfd.	2,198,700	1,182
Gazprom Neft JSC	181,416	979
Gazprom OAO	124,674	714
		228,527
South Africa (0.0%)
Sasol Ltd.	22,266	901

Spain (1.2%)
* Repsol YPF SA ADR	6,088,500	142,775
Repsol YPF SA	146,166	3,432
		146,207
Thailand (0.1%)
PTT PCL (Foreign)	297,300	2,332

Banpu PCL			108,300	2,144
Thai Oil PCL (Foreign)			1,272,800	1,821
PTT Aromatics & Refining PCL (Foreign)			2,049,400	1,733
				8,030
Turkey (0.0%)
Tupras Turkiye Petrol Rafine			94,880	2,110

United Kingdom (9.0%)
BP PLC ADR			8,890,400	463,634
BG Group PLC			17,492,285	295,667
Royal Dutch Shell PLC ADR			3,401,500	213,444
Ensco PLC ADR			1,241,300	58,564
BP PLC			2,237,909	19,519
Royal Dutch Shell PLC Class A			324,083	10,094
Royal Dutch Shell PLC Class B			325,712	9,820
Royal Dutch Shell PLC Class A (Amsterdam Shares)			94,464	2,964
Tullow Oil PLC			11,527	201
				1,073,907
Total International				4,293,970
Total Common Stocks (Cost $7,502,558)				11,425,486
				Market
				Value
	Coupon		Shares	($000)
Temporary Cash Investments (5.8%)[1]
Money Market Fund (2.9%)
[4,5] Vanguard Market Liquidity Fund	0.210%		346,702,381	346,702

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Repurchase Agreement (2.7%)
Deutsche Bank Securities, Inc. (Dated
4/30/10, Repurchase Value $326,505,000,
collateralized by Federal National Mortgage
Assn. 4.000%-7.000%, 4/1/23-9/1/39)	0.200%	5/3/10	326,500	326,500

U.S. Government and Agency Obligations (0.2%)
[6,7] Fannie Mae Discount Notes	0.220%	7/21/10	2,000	1,999
[6,7] Fannie Mae Discount Notes	0.300%	9/8/10	2,000	1,998
[6,7] Federal Home Loan Bank Discount Notes	0.195%	7/14/10	1,000	1,000
[6,7] Freddie Mac Discount Notes	0.320%	9/7/10	15,390	15,374
[6,7] Freddie Mac Discount Notes	0.245%	9/21/10	500	499
[6,7] Freddie Mac Discount Notes	0.361%	12/16/10	2,500	2,493
				23,363
Total Temporary Cash Investments (Cost $696,564)				696,565
Total Investments (101.7%) (Cost $8,199,122)				12,122,051
Other Assets and Liabilities-Net (-1.7%)[5]				(203,093)
Net Assets (100%)				11,918,958

* Non-income-producing security.
^ Part of security position is on loan to broker-dealers. The total value of securities on loan is $55,617,000.
1 The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund's effective common stock and temporary cash investment positions represent 97.4% and 4.3%, respectively, of net assets.
2 Considered an affiliated company of the fund as the issuer is another member of The Vanguard Group.

3 Considered an affiliated company of the fund as the fund owns more than 5% of the outstanding voting securities of such company.
4 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by
Vanguard. Rate shown is the 7-day yield.
5 Includes $58,041,000 of collateral received for securities on loan.
6 The issuer operates under a congressional charter; its securities are not backed by the full faith and credit of the
U.S. government.
7 Securities with a value of $23,363,000 have been segregated as initial margin for open futures contracts.
ADR—American Depositary Receipt.
GDR—Global Depositary Receipt.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued at their fair values calculated according to procedures adopted by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the fund's pricing time. When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value. Temporary cash investments acquired over 60 days to maturity are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value.

B. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund's pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).

C. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objective of maintaining full exposure to the stock market while maintaining liquidity. The fund may purchase or sell futures contracts to achieve a desired level of investment, whether to accommodate portfolio turnover or cash flows from capital share transactions. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market.

Futures contracts are valued at their quoted daily settlement prices. The aggregate principal amounts of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded in the Schedule of Investments as an asset (liability).

Energy Fund

At April 30, 2010, the aggregate settlement value of open futures contracts and the related unrealized appreciation (depreciation) were:

			($000)

		Number of	Aggregate
		Long (Short)	Settlement	Unrealized
		Contracts	Value	Appreciation
Futures Contracts	Expiration		Long (Short)	(Depreciation)
S&P 500 Index	June 2010	436	128,991	4,212
E-mini S&P 500 Index	June 2010	930	55,028	(312)

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

D. The fund has invested in a company that is considered to be an affiliated company of the fund because the fund owns more than 5% of the outstanding voting securities of the company. Transactions during the period in securities of this company were as follows:

		Current Period Transactions
			Proceeds
	Jan. 31, 2010		from		April 30, 2010
	Market	Purchases	Securities	Dividend	Market
	Value	At Cost	Sold	Income	Value
	($000)	($000)	($000)	($000)	($000)
Cabot Oil & Gas Corp.	NA1	48,275	—	146	222,114

1 Not applicable — At January 31, 2010, the issuer was not an affiliated company of the fund.

E. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

The following table summarizes the fund's investments as of April 30, 2010, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Common Stocks—United States	7,131,516	—	—
Common Stocks—International	3,291,725	1,002,245	—
Temporary Cash Investments	346,702	349,863	—
Futures Contracts—Liabilities[1]	(3,405)	—	—
Total	10,766,538	1,352,108	—

1 Represents variation margin on the last day of the reporting period.

Energy Fund

F. At April 30, 2010, the cost of investment securities for tax purposes was $8,199,122,000. Net unrealized appreciation of investment securities for tax purposes was $3,922,929,000, consisting of unrealized gains of $4,151,248,000 on securities that had risen in value since their purchase and $231,319,000 in unrealized losses on securities that had fallen in value since their purchase.

Vanguard REIT Index Fund

Schedule of Investments
As of April 30, 2010

		Market
		Value
	Shares	($000)
Real Estate Investment Trusts (99.3%)[1]
Diversified REITs (8.6%)
Vornado Realty Trust	8,602,871	717,221
2 Liberty Property Trust	5,971,502	201,897
2 Washington Real Estate Investment Trust	3,167,381	99,614
PS Business Parks Inc.	1,034,426	62,066
Colonial Properties Trust	3,340,600	52,681
Cousins Properties Inc.	4,799,919	38,687
2 Investors Real Estate Trust	3,805,628	33,223
2 CapLease Inc.	2,733,166	15,934
Winthrop Realty Trust	716,697	9,676
* Gramercy Capital Corp.	2,245,934	5,682
		1,236,681
Industrial REITs (5.5%)
2 ProLogis	25,092,676	330,470
2 AMB Property Corp.	8,789,007	244,862
2 DCT Industrial Trust Inc.	10,993,456	57,826
2 EastGroup Properties Inc.	1,385,726	56,648
2 DuPont Fabros Technology Inc.	2,224,198	49,310
2 First Potomac Realty Trust	1,923,279	31,196
* First Industrial Realty Trust Inc.	3,103,495	24,766
		795,078
Office REITs (16.8%)
2 Boston Properties Inc.	7,355,884	580,085
2 SL Green Realty Corp.	4,094,952	254,583
Digital Realty Trust Inc.	3,854,781	226,276
2 Alexandria Real Estate Equities Inc.	2,342,432	165,868
2 Duke Realty Corp.	11,878,335	160,714
2 Mack-Cali Realty Corp.	4,170,571	143,301
2 Corporate Office Properties Trust SBI MD	3,088,862	124,944
2 Highwoods Properties Inc.	3,769,215	120,502
2 BioMed Realty Trust Inc.	5,905,222	109,306
2 HRPT Properties Trust	13,461,632	105,539
2 Kilroy Realty Corp.	2,709,360	94,990
2 Brandywine Realty Trust	6,818,438	86,867
Douglas Emmett Inc.	5,156,822	86,325
Franklin Street Properties Corp.	3,802,909	56,055
Lexington Realty Trust	5,922,791	41,933
Government Properties Income Trust	1,150,056	31,178
2 Parkway Properties Inc.	1,146,289	22,582
		2,411,048
Residential REITs (16.2%)
2 Equity Residential	14,643,173	662,896
2 AvalonBay Communities Inc.	4,318,222	449,268
2 Camden Property Trust	3,403,060	164,810
2 UDR Inc.	8,103,753	164,587
2 Essex Property Trust Inc.	1,544,067	163,393
2 Apartment Investment & Management Co.	6,204,399	139,041
2 BRE Properties Inc.	3,322,685	138,755
2 Home Properties Inc.	1,779,223	88,410

2	Equity Lifestyle Properties Inc.	1,530,024	84,932
2	Mid-America Apartment Communities Inc.	1,530,284	84,579
2	American Campus Communities Inc.	2,768,349	77,984
2	Post Properties Inc.	2,569,486	66,190
	Sun Communities Inc.	946,540	27,374
2	Education Realty Trust Inc.	3,005,772	21,251
			2,333,470
Retail REITs (25.4%)
2	Simon Property Group Inc.	15,135,236	1,347,339
2	Kimco Realty Corp.	21,303,739	332,125
2	Macerich Co.	6,824,344	305,116
2	Federal Realty Investment Trust	3,244,615	251,101
2	Regency Centers Corp.	4,683,232	192,247
^,2 Realty Income Corp.		5,530,063	181,331
2	Weingarten Realty Investors	6,034,671	139,522
	Developers Diversified Realty Corp.	11,000,056	135,191
2	Taubman Centers Inc.	2,831,112	122,785
2	National Retail Properties Inc.	4,369,389	102,812
2	CBL & Associates Properties Inc.	6,945,868	101,410
2	Tanger Factory Outlet Centers	2,135,920	88,854
	Equity One Inc.	2,190,901	42,525
	Acadia Realty Trust	2,002,876	38,215
	Inland Real Estate Corp.	4,028,049	37,944
^	Pennsylvania Real Estate Investment Trust	2,247,143	35,482
*	Alexander's Inc.	108,251	34,404
	Saul Centers Inc.	716,379	28,318
2	Glimcher Realty Trust	3,642,752	24,807
	Getty Realty Corp.	984,713	24,391
	Cedar Shopping Centers Inc.	2,897,584	23,065
2	Ramco-Gershenson Properties Trust	1,632,078	20,336
2	Kite Realty Group Trust	3,340,660	18,106
	Urstadt Biddle Properties Inc. Class A	848,964	14,314
	Urstadt Biddle Properties Inc.	69,255	1,025
			3,642,765
Specialized REITs (26.8%)
	Public Storage	6,742,694	653,435
2	Host Hotels & Resorts Inc.	33,467,537	544,182
2	HCP Inc.	15,544,315	499,283
2	Ventas Inc.	8,304,381	392,216
2	Health Care REIT Inc.	6,523,020	293,079
2	Nationwide Health Properties Inc.	5,951,226	208,412
2	Hospitality Properties Trust	6,542,556	173,312
2	Senior Housing Properties Trust	6,754,549	151,842
2	Entertainment Properties Trust	2,228,091	97,412
2	LaSalle Hotel Properties	3,659,025	96,415
	Omega Healthcare Investors Inc.	4,513,409	90,359
2	Healthcare Realty Trust Inc.	3,148,084	75,995
2	DiamondRock Hospitality Co.	6,478,174	71,195
*,2 Sunstone Hotel Investors Inc.		5,207,718	66,294
2	Extra Space Storage Inc.	4,354,223	65,401
2	Medical Properties Trust Inc.	5,690,858	57,193
2	Sovran Self Storage Inc.	1,429,541	52,736
	National Health Investors Inc.	1,243,617	50,516
	Hersha Hospitality Trust	6,720,132	38,775
	U-Store-It Trust	4,430,084	38,187
	LTC Properties Inc.	1,108,059	30,915
*,2 FelCor Lodging Trust Inc.		3,430,392	27,821

*,2 Ashford Hospitality Trust Inc.		2,784,401	25,895
*,2 Strategic Hotels & Resorts Inc.		3,986,867	25,596
Universal Health Realty Income Trust		599,433	19,913
			3,846,379
Total Real Estate Investment Trusts (Cost $13,695,673)			14,265,421
			Market
			Value
	Coupon	Shares	($000)
Temporary Cash Investment (0.8%)[1]
Money Market Fund (0.8%)
[3,4] Vanguard Market Liquidity Fund (Cost
$111,904)	0.210%	111,904,000	111,904

Total Investments (100.1%) (Cost $13,807,577)			14,377,325
Other Assets and Liabilities-Net (-0.1%)[4]			(17,502)
Net Assets (100%)			14,359,823

* Non-income-producing security.
^ Part of security position is on loan to broker-dealers. The total value of securities on loan is $42,854,000.
1 The fund invests a portion of its assets in Real Estate Investment Trusts through the use swap contracts. After giving effect to swap investments, the fund's effective Real Estate Investment Trust and temporary cash investment positions represent 99.7% and 0.4%, respectively, of net assets.
2 Considered an affiliated company of the fund as the fund owns more than 5% of the outstanding voting securities of such company.
3 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by
Vanguard. Rate shown is the 7-day yield.
4 Includes $46,909,000 of collateral received for securities on loan.
REIT—Real Estate Investment Trust.

REIT Index Fund

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.

B. Certain of the fund's investments are in companies that are considered to be affiliated companies of the fund because the fund owns more than 5% of the outstanding voting securities of the company. Transactions during the period in securities of these companies were as follows:

		Current Period Transactions
	January 31,		Proceeds		April 30,
	2010		From		2010
	Market	Purchases	Securities	Dividend	Market
	Value	at Cost	Sold	Income	Value
	($000)	($000)	($000)	($000)	($000)
Alexandria Real Estate
Equities Inc.	132,690	11,796	3,842	806	165,868

AMB Property Corp.	179,533	42,694	6,707	2,136	244,862
American Campus
Communities Inc.	68,501	5,343	2,595	904	77,984
Apartment Investment &
Management Co.	91,957	7,773	3,644	-	139,041
Ashford Hospitality Trust
Inc.	NA1	1,217	1,987	-	25,895
AvalonBay Communities
Inc.	313,232	29,050	9,173	3,780	449,268

BioMed Realty Trust Inc.	73,122	18,650	2,742	715	109,306

Boston Properties Inc.	459,827	37,525	17,492	3,608	580,085

Brandywine Realty Trust	73,859	5,677	2,726	1,006	86,867

BRE Properties Inc.	NA1	24,961	2,720	1,049	138,755

Camden Property Trust	127,160	9,977	4,723	1,502	164,810

CapLease Inc.	NA1	1,259	248	161	15,934
CBL & Associates
Properties Inc.	NA1	6,375	2,974	1,357	101,410
Corporate Office
Properties Trust SBI MD	105,911	8,499	3,660	1,189	124,944

DCT Industrial Trust Inc.	51,735	4,123	1,321	760	57,826
DiamondRock
Hospitality Co.	NA1	8,779	1,493	-	71,195

REIT Index Fund

Duke Realty Corp.	129,680	10,019	4,737	1,955	160,714
DuPont Fabros
Technology Inc.	35,475	3,181	1,277	175	49,310
EastGroup Properties
Inc.	50,807	3,469	1,270	702	56,648
Education Realty Trust
Inc.	NA1	2,011	343	150	21,251
Entertainment
Properties Trust	75,027	6,357	3,064	1,421	97,412
Equity Lifestyle
Properties Inc.	NA1	5,654	2,614	450	84,932

Equity Residential	449,138	39,206	14,627	4,798	662,896
Essex Property Trust
Inc.	NA1	12,692	3,537	1,564	163,393
Extra Space Storage
Inc.	NA1	3,820	1,789	423	65,401
Federal Realty
Investment Trust	200,594	16,210	6,854	2,082	251,101
FelCor Lodging Trust
Inc.	12,494	1,298	546	-	27,821
First Potomac Realty
Trust	NA1	7,263	572	294	31,196

Glimcher Realty Trust	NA1	1,879	320	357	24,807

HCP Inc.	421,644	33,534	12,266	14,155	499,283

Health Care REIT Inc.	NA1	24,381	7,048	4,172	293,079
Healthcare Realty Trust
Inc.	63,667	4,962	2,362	916	75,995
Highwoods Properties
Inc.	109,497	8,053	3,500	1,546	120,502

Home Properties Inc.	74,927	6,148	1,976	988	88,410
Hospitality Properties
Trust	138,178	10,972	3,856	2,936	173,312
Host Hotels & Resorts
Inc.	336,781	34,024	11,155	328	544,182

HRPT Properties Trust	76,322	17,923	2,989	1,601	105,539
Investors Real Estate
Trust	NA1	2,184	996	634	33,223

Kilroy Realty Corp.	63,764	19,399	2,384	786	94,990

Kimco Realty Corp.	259,331	21,999	10,488	3,352	332,125

Kite Realty Group Trust	12,207	969	387	197	18,106

LaSalle Hotel Properties	65,505	10,879	2,558	36	96,415

Liberty Property Trust	173,612	13,434	4,921	2,788	201,897

Macerich Co.	149,163	84,939	3,774	2,912	305,116

REIT Index Fund

Mack-Cali Realty Corp.	130,706	10,021	4,351	1,854	143,301
Medical Properties Trust
Inc.	41,046	17,086	1,423	828	57,193
Mid-America Apartment
Communities Inc.	67,739	6,509	1,989	932	84,579
National Retail
Properties Inc.	83,398	7,825	2,439	1,634	102,812
Nationwide Health
Properties Inc.	NA1	20,516	4,826	2,430	208,412
Omega Healthcare
Investors Inc.	79,686	9,907	4,980	1,440	NA2

Parkway Properties Inc.	23,028	1,488	608	84	22,582

Post Properties Inc.	43,719	3,890	1,333	504	66,190

ProLogis	NA1	39,950	7,995	3,410	330,470
Ramco-Gershenson
Properties Trust	NA1	1,812	335	260	20,336

Realty Income Corp.	148,978	11,494	5,511	2,339	181,331

Regency Centers Corp.	151,287	12,110	5,804	2,102	192,247
Senior Housing
Properties Trust	135,404	10,208	4,477	2,408	151,842
Simon Property Group
Inc.	1,049,446	86,011	39,510	8,779	1,347,339

SL Green Realty Corp.	178,778	15,764	6,425	402	254,583

Sovran Self Storage Inc.	46,761	3,368	1,591	636	52,736
Strategic Hotels &
Resorts Inc.	8,823	1,039	427	-	25,596
Sunstone Hotel
Investors Inc.	NA1	4,653	1,241	-	66,294
Tanger Factory Outlet
Centers	77,998	6,456	2,262	825	88,854

Taubman Centers Inc.	86,027	7,847	3,286	1,141	122,785

UDR Inc.	119,826	10,544	3,390	1,441	164,587

Ventas Inc.	337,888	26,442	12,609	4,311	392,216
Washington Real Estate
Investment Trust	NA1	7,782	2,302	1,330	99,614
Weingarten Realty
Investors	NA1	9,088	4,412	1,511	139,522

	7,385,878			111,292	11,548,527

1. Not applicable – At January 31, 2010, the issuer was not an affiliated company of the fund.
2. Not applicable – At April 30, 2010, the security was still held but the issuer was no longer an affiliated company of the fund.

REIT Index Fund

C. Swap Contracts: The fund has entered into swap transactions to earn the total return on a specified REIT index. Under the terms of the swaps, the fund receives the total return (either receiving the increase or paying the decrease) on a reference index, applied to a notional principal amount. In return, the fund agrees to pay the counterparty a floating rate, which is reset periodically based on short-term interest rates, applied to the same notional amount. At the same time, the fund invests an amount approximating the notional amount of the swap in high-quality temporary cash investments.

The notional amounts of swap contracts are not recorded in the Schedule of Investments. Swaps are valued daily and the change in value is recorded as unrealized appreciation (depreciation) until periodic payments are made, or the swap terminates, at which time realized gain (loss) is recorded. The primary risk associated with the swaps is that a counterparty will default on its obligation to pay net amounts due to the fund. The fund's maximum risk of loss from counterparty credit risk is the amount of unrealized appreciation on the swap contract. This risk is mitigated by entering into swaps only with highly rated counterparties, by a master netting arrangement between the fund and the counterparty, and by the posting of collateral by the counterparty. The swap contracts contain provisions whereby a counterparty may terminate open contracts if the fund's net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has posted. Any securities posted as collateral for open contracts are noted in the Schedule of Investments.

At April 30, 2010, the fund had the following open total return swap contract:
				Floating	Unrealized
			Notional Interest Rate		Appreciation
	Termination		Amount	Received (Depreciation)
Reference Entity	Date	Counterparty	($000)	(Paid)[1]	($000)
MSCI US REIT Total Return
Swap Gross Index	6/29/10	GSI	51,326	0.001%	34,629

GSI—Goldman Sachs
International.
1 Based on one-month London InterBank Offered Rate (LIBOR) as of the most recent payment date. The contract provides for the payment of interest based on LIBOR less a fixed interest rate spread. If the spread is greater than LIBOR, the result is net interest received by the fund.

At April 30, 2010, the counterparty had deposited in a segregated account securities with a value sufficient to cover substantially all amounts due to the fund in connection with open swap contracts.

REIT Index Fund

D. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

The following table summarizes the fund's investments as of April 30, 2010, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Real Estate Investment Trusts	14,265,421	—	—
Temporary Cash Investments	111,904	—	—
Swap Contracts—Assets	—	34,629	—
Total	14,377,325	34,629	—

E. At April 30, 2010, the cost of investment securities for tax purposes was $13,807,577,000. Net unrealized appreciation of investment securities for tax purposes was $569,748,000, consisting of unrealized gains of $1,619,713,000 on securities that had risen in value since their purchase and $1,049,965,000 in unrealized losses on securities that had fallen in value since their purchase.

Vanguard Dividend Appreciation Index Fund

Schedule of Investments
As of April 30, 2010

		Market
		Value
	Shares	($000)
Common Stocks (100.0%)
Consumer Discretionary (12.6%)
McDonald's Corp.	2,114,946	149,294
Lowe's Cos. Inc.	3,140,046	85,158
Target Corp.	1,400,993	79,674
TJX Cos. Inc.	806,875	37,391
McGraw-Hill Cos. Inc.	617,408	20,819
VF Corp.	225,048	19,449
Stanley Black & Decker Inc.	304,241	18,909
Sherwin-Williams Co.	222,750	17,390
Ross Stores Inc.	234,470	13,130
H&R Block Inc.	699,608	12,810
Family Dollar Stores Inc.	253,635	10,034
John Wiley & Sons Inc. Class A	97,880	4,137
Polaris Industries Inc.	66,939	3,961
Wolverine World Wide Inc.	101,663	3,112
Meredith Corp.	71,175	2,557
Matthews International Corp. Class A	62,566	2,190
		480,015
Consumer Staples (24.4%)
PepsiCo Inc.	2,444,024	159,399
Procter & Gamble Co.	2,330,275	144,850
Wal-Mart Stores Inc.	2,638,043	141,531
Coca-Cola Co.	2,612,201	139,622
Colgate-Palmolive Co.	1,017,680	85,587
Walgreen Co.	2,008,388	70,595
Archer-Daniels-Midland Co.	1,359,437	37,983
Sysco Corp.	1,199,906	37,845
Avon Products Inc.	863,862	27,929
Clorox Co.	288,282	18,652
JM Smucker Co.	242,469	14,808
Brown-Forman Corp. Class B	191,158	11,122
Hormel Foods Corp.	266,304	10,854
Church & Dwight Co. Inc.	139,743	9,677
McCormick & Co. Inc.	231,226	9,150
Casey's General Stores Inc.	105,993	4,094
Lancaster Colony Corp.	54,851	3,015
Tootsie Roll Industries Inc.	76,555	2,036
		928,749
Energy (10.4%)
Chevron Corp.	1,907,317	155,332
Exxon Mobil Corp.	2,145,442	145,568
EOG Resources Inc.	528,041	59,204
Murphy Oil Corp.	397,710	23,922
Helmerich & Payne Inc.	187,024	7,597
Holly Corp.	97,843	2,642
		394,265
Financials (6.7%)
Franklin Resources Inc.	481,497	55,680
Aflac Inc.	871,674	44,421

Chubb Corp.	674,546	35,663
T Rowe Price Group Inc.	534,642	30,747
Eaton Vance Corp.	233,826	8,240
SEI Investments Co.	358,995	8,063
Cullen/Frost Bankers Inc.	116,084	6,891
Transatlantic Holdings Inc.	134,591	6,693
Commerce Bancshares Inc.	159,899	6,623
HCC Insurance Holdings Inc.	233,772	6,356
Brown & Brown Inc.	286,879	5,778
Federated Investors Inc. Class B	220,540	5,319
Wesco Financial Corp.	13,982	5,300
StanCorp Financial Group Inc.	95,073	4,275
Prosperity Bancshares Inc.	93,509	3,667
Westamerica Bancorporation	57,061	3,354
UMB Financial Corp.	78,586	3,310
RLI Corp.	44,350	2,572
First Financial Bankshares Inc.	42,743	2,286
Bank of the Ozarks Inc.	33,794	1,300
Bancfirst Corp.	28,538	1,260
Republic Bancorp Inc. Class A	45,927	1,109
Tompkins Financial Corp.	22,060	896
First Financial Corp.	28,366	827
Southside Bancshares Inc.	33,611	725
SY Bancorp Inc.	27,786	660
WSFS Financial Corp.	14,059	592
		252,607
Health Care (13.9%)
Johnson & Johnson	2,252,363	144,827
Abbott Laboratories	2,595,960	132,809
Medtronic Inc.	2,223,471	97,144
Stryker Corp.	735,312	42,236
Becton Dickinson and Co.	495,211	37,819
Cardinal Health Inc.	723,003	25,081
CR Bard Inc.	188,117	16,278
DENTSPLY International Inc.	312,914	11,465
Beckman Coulter Inc.	136,155	8,496
Teleflex Inc.	73,212	4,489
Owens & Minor Inc.	132,204	4,158
West Pharmaceutical Services Inc.	71,122	2,977
Meridian Bioscience Inc.	87,895	1,757
		529,536
Industrials (19.3%)
United Technologies Corp.	1,903,424	142,662
3M Co.	1,435,904	127,322
Caterpillar Inc.	1,272,651	86,655
Emerson Electric Co.	1,521,978	79,493
General Dynamics Corp.	766,532	58,532
Illinois Tool Works Inc.	1,065,345	54,439
Parker Hannifin Corp.	306,415	21,198
CH Robinson Worldwide Inc.	345,586	20,839
Dover Corp.	361,189	18,861
Expeditors International of Washington Inc.	427,442	17,414
Fastenal Co.	293,500	16,051
WW Grainger Inc.	144,959	16,024
Roper Industries Inc.	192,377	11,739
Cintas Corp.	319,055	8,694
Donaldson Co. Inc.	165,663	7,670

Pentair Inc.	203,983	7,376
Nordson Corp.	71,312	5,122
Harsco Corp.	163,625	5,066
Carlisle Cos. Inc.	121,360	4,579
Graco Inc.	120,235	4,170
CLARCOR Inc.	98,563	3,728
Brady Corp. Class A	101,512	3,488
AO Smith Corp.	51,479	2,658
ABM Industries Inc.	110,003	2,364
Universal Forest Products Inc.	42,172	1,773
Franklin Electric Co. Inc.	50,169	1,755
Tennant Co.	40,869	1,409
Badger Meter Inc.	31,842	1,317
Raven Industries Inc.	40,672	1,235
Gorman-Rupp Co.	35,545	991
		734,624
Information Technology (5.7%)
International Business Machines Corp.	1,124,682	145,084
Automatic Data Processing Inc.	1,054,023	45,702
Linear Technology Corp.	500,236	15,037
Factset Research Systems Inc.	97,513	7,335
Jack Henry & Associates Inc.	177,115	4,520
		217,678
Materials (5.1%)
Praxair Inc.	627,385	52,556
Air Products & Chemicals Inc.	431,961	33,166
Nucor Corp.	675,281	30,604
Ecolab Inc.	476,611	23,278
Sigma-Aldrich Corp.	253,620	15,039
Martin Marietta Materials Inc.	98,110	9,407
Albemarle Corp.	178,752	8,162
Bemis Co. Inc.	225,130	6,846
Valspar Corp.	195,795	6,132
Aptargroup Inc.	134,207	5,776
HB Fuller Co.	104,728	2,456
Stepan Co.	20,384	1,544
		194,966
Telecommunication Services (0.2%)
Telephone & Data Systems Inc.	106,537	3,693
Atlantic Tele-Network Inc.	34,251	1,890
Shenandoah Telecommunications Co.	56,202	998
		6,581
Utilities (1.7%)
Questar Corp.	323,869	15,529
National Fuel Gas Co.	159,066	8,275
MDU Resources Group Inc.	386,040	8,184
Energen Corp.	141,908	6,935
UGI Corp.	210,249	5,780
Aqua America Inc.	282,422	5,177
New Jersey Resources Corp.	85,208	3,215
South Jersey Industries Inc.	58,920	2,658
Northwest Natural Gas Co.	54,457	2,581
California Water Service Group	42,126	1,631
American States Water Co.	39,412	1,471

SJW Corp.	37,885	1,041
		62,477
Total Investments (100.0%) (Cost $3,406,694)		3,801,498
Other Assets and Liabilities-Net (0.0%)		1,334
Net Assets (100%)		3,802,832

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value.

B. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

At April 30, 2010, 100% of the fund's investments were valued based on Level 1 inputs.

C. At April 30, 2010, the cost of investment securities for tax purposes was $3,406,694,000. Net unrealized appreciation of investment securities for tax purposes was $394,804,000, consisting of unrealized gains of $409,130,000 on securities that had risen in value since their purchase and $14,326,000 in unrealized losses on securities that had fallen in value since their purchase.

Item 2: Controls and Procedures

(a) Disclosure Controls and Procedures. The Principal Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b) Internal Control Over Financial Reporting. During the last fiscal quarter, there was no significant change in the Registrant’s internal control over financial reporting that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3: Exhibits

(a) Certifications

VANGUARD SPECIALIZED FUNDS

By:	/s/ F. WILLIAM MCNABB III*
F. WILLIAM MCNABB III
CHIEF EXECUTIVE OFFICER

Date: June 21, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

VANGUARD SPECIALIZED FUNDS

By:	/s/ F. WILLIAM MCNABB III*
F. WILLIAM MCNABB III
CHIEF EXECUTIVE OFFICER

Date: June 21, 2010
VANGUARD SPECIALIZED FUNDS

By:	/s/ THOMAS J. HIGGINS*
THOMAS J. HIGGINS
CHIEF FINANCIAL OFFICER

Date: June 21, 2010

* By:/s/ Heidi Stam

Heidi Stam, pursuant to a Power of Attorney filed on April 26, 2010, see file Number 33-53683,
Incorporated by Reference.